James Advantage Funds

1349 Fairground Road

Xenia, Ohio 45385

November 1, 2019

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re: James Advantage Funds (the “Trust”)

File Nos.:	333-37277

811-8411

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust effective November 1, 2019, do not differ from those filed electronically in the Post-Effective Amendment No. 50 on October 28, 2019.

Sincerely,

/s/ Amy K. Broerman
Amy K. Broerman
Chief Financial Officer